Long-Term Payables	12 Months Ended
Dec. 31, 2025
Long-Term Payables [Abstract]
LONG-TERM PAYABLES
12.	LONG-TERM PAYABLES

Long-term payables consisted of the following:

	As of December 31,
	2025	2024

Payables for purchasing mining equipment – non-current portion
Opening balance	101,301	102,435
Repayment	(6,937)	(1,134)
Closing balance	94,364	101,301

The long-term payable represents an amount due to a supplier for the purchase of mining equipment in 2022. Pursuant to the purchase agreements and supplemental agreements entered into between the supplier and the Company, the outstanding purchase price is subject to interest at a rate of 6% per annum from the date of equipment delivery until the full settlement of the outstanding balance. In July 2025, the Company and the supplier entered into a supplemental agreement to extend the maturity date of the outstanding balance to June 2028. The Company may initiate early or partial repayments, subject to mutual agreement by both parties.

During the year ended December 31, 2025, the Company made a partial repayment of $6.94 million by transferring digital assets with an equivalent value to the supplier. During the year ended December 31, 2024, it made a partial repayment of $1.13 million by transferring 204,348 of its treasury shares to the supplier.